Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	34,859,964	34,859,964	34,859,964
Common stock, shares issued	591,644	322,807	320,424
Common stock, shares outstanding	591,644	322,807	320,424
Series A-1 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	413,254	0
Preferred Stock, shares outstanding	413,254	0
Series A-2 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	983,213	983,213
Preferred Stock, shares issued	983,208	0
Preferred Stock, shares outstanding	983,208	0
Series A-3 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	142,230	142,230
Preferred Stock, shares issued	142,227	0
Preferred Stock, shares outstanding	142,227	0
Series A-4 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	4,000	4,000
Preferred Stock, shares issued	3,998	0
Preferred Stock, shares outstanding	3,998	0
Series A-5 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	7,000	7,000
Preferred Stock, shares issued	6,443	0
Preferred Stock, shares outstanding	6,443	0
Series A-6 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	800,000	800,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Series A Junior Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	63,000	63,000	63,000
Preferred Stock, shares issued		61,664	61,664
Preferred Stock, shares outstanding		61,664	61,664
Preferred Stock, liquidation value (in dollars)		$ 925	$ 925
Series B Redeemable Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,600,000	1,600,000	1,600,000
Preferred Stock, shares issued		1,599,997	1,599,997
Preferred Stock, shares outstanding		1,599,997	1,599,997
Series C Redeemable Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	10,146,629	10,146,629	10,146,629
Preferred Stock, shares issued		10,146,629	10,146,629
Preferred Stock, shares outstanding		10,146,629	10,146,629